Segmented information - Narrative (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of major customers [line items]
Revenue	$ 14,676,152,000	$ 14,296,360,000
U.S. Federal
Disclosure of major customers [line items]
Revenue	2,001,391,000	1,935,238,000
U.S. Federal | Government
Disclosure of major customers [line items]
Revenue	$ 1,994,150,000	$ 1,923,977,000
Percentage of revenues	13.60%	13.50%